UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-06103

Investors Cash Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  3/31

Date of reporting period:  12/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2012 (Unaudited)

Central Cash Management Fund
	Principal Amount ($)	Value ($)
Commercial Paper 6.0%
Issued at Discount **
Straight-A Funding LLC:
144A, 0.18%, 1/2/2013	20,000,000	19,999,900
144A, 0.18%, 1/8/2013	12,500,000	12,499,562
144A, 0.18%, 1/30/2013	25,216,000	25,212,344

Total Commercial Paper (Cost $57,711,806)		57,711,806
Government & Agency Obligations 54.8%
U.S. Government Sponsored Agencies 47.6%
Federal Farm Credit Bank:
0.15%, 2/15/2013	15,520,000	15,518,689
0.19%, 12/13/2013	5,000,000	5,000,000
Federal Home Loan Bank:
0.134% **, 1/18/2013	26,500,000	26,498,248
0.154% *, 4/4/2013	10,000,000	9,999,642
0.16%, 6/5/2013	10,000,000	9,999,574
0.168% **, 4/19/2013	15,000,000	14,992,350
0.17%, 1/23/2013	12,000,000	11,999,831
0.17%, 2/11/2013	10,000,000	9,999,221
0.17%, 7/5/2013	12,000,000	11,998,964
0.17% *, 11/8/2013	5,000,000	4,998,305
0.17% *, 11/15/2013	12,500,000	12,495,598
0.19%, 2/27/2013	5,000,000	4,999,661
0.195% *, 11/4/2013	5,500,000	5,498,831
0.21%, 1/8/2013	5,950,000	5,949,983
0.22% *, 7/25/2013	15,000,000	14,999,570
0.22% *, 7/26/2013	12,500,000	12,499,295
0.25%, 3/28/2013	11,500,000	11,499,500
0.35% *, 5/17/2013	12,000,000	12,000,000
0.36% *, 4/5/2013	7,500,000	7,499,803
0.36% *, 4/12/2013	8,000,000	7,999,776
0.36%, 5/16/2013	17,500,000	17,507,235
0.5%, 8/28/2013	8,000,000	8,015,604
Federal Home Loan Mortgage Corp.:
0.108% **, 1/8/2013	10,000,000	9,999,767
0.148% **, 3/19/2013	20,000,000	19,993,583
0.151% *, 9/13/2013	25,000,000	24,999,220
0.169% **, 5/29/2013	10,000,000	9,993,011
0.174% **, 5/6/2013	15,000,000	14,990,886
0.179% **, 5/13/2013	12,000,000	11,992,080
1.375%, 1/9/2013	12,000,000	12,003,077
3.5%, 5/29/2013	7,500,000	7,599,430
Federal National Mortgage Association:
0.072% **, 1/2/2013	7,500,000	7,499,971
0.127% **, 2/19/2013	12,000,000	11,997,877
0.138% **, 3/1/2013	12,500,000	12,497,132
0.146% **, 2/6/2013	12,000,000	11,998,200
0.158% **, 3/4/2013	8,500,000	8,497,658
0.159% **, 5/1/2013	8,000,000	7,995,733
0.168% **, 3/20/2013	17,000,000	16,993,738
0.174% **, 5/22/2013	12,000,000	11,991,775
0.75%, 2/26/2013	7,405,000	7,411,687
4.375%, 3/15/2013	7,500,000	7,563,427

		457,987,932
U.S. Treasury Obligations 7.2%
U.S. Treasury Notes:
0.25%, 10/31/2013	5,000,000	5,001,586
0.5%, 5/31/2013	20,000,000	20,028,462
0.5%, 10/15/2013	16,500,000	16,539,438
0.5%, 11/15/2013	5,000,000	5,013,248
1.375%, 1/15/2013	12,500,000	12,505,585
1.375%, 3/15/2013	10,000,000	10,024,007

		69,112,326

Total Government & Agency Obligations (Cost $527,100,258)		527,100,258
Repurchase Agreements 39.2%
BNP Paribas, 0.16%, dated 12/31/2012, to be repurchased at $30,000,267 on 1/2/2013 (a)	30,000,000	30,000,000
BNP Paribas, 0.18%, dated 12/31/2012, to be repurchased at $17,000,170 on 1/2/2013 (b)	17,000,000	17,000,000
BNP Paribas, 0.2%, dated 12/31/2012, to be repurchased at $25,000,278 on 1/2/2013 (c)	25,000,000	25,000,000
Citigroup Global Markets, Inc., 0.17%, dated 12/31/2012, to be repurchased at $33,000,312 on 1/2/2013 (d)	33,000,000	33,000,000
HSBC Securities, Inc., 0.22%, dated 12/31/2012, to be repurchased at $27,000,330 on 1/2/2013 (e)	27,000,000	27,000,000
JPMorgan Securities, Inc., 0.25%, dated 12/31/2012, to be repurchased at $45,000,625 on 1/2/2013 (f)	45,000,000	45,000,000
Merrill Lynch & Co., Inc., 0.15%, dated 12/31/2012, to be repurchased at $29,349,229 on 1/2/2013 (g)	29,348,984	29,348,984
Merrill Lynch & Co., Inc., 0.19%, dated 12/31/2012, to be repurchased at $56,000,591 on 1/2/2013 (h)	56,000,000	56,000,000
RBS Securities, Inc., 0.18%, dated 12/31/2012, to be repurchased at $5,000,050 on 1/2/2013 (i)	5,000,000	5,000,000
The Goldman Sachs & Co., 0.25%, dated 12/31/2012, to be repurchased at $70,000,972 on 1/2/2013 (j)	70,000,000	70,000,000
The Toronto-Dominion Bank, 0.17%, dated 12/31/2012, to be repurchased at $40,000,378 on 1/2/2013 (k)	40,000,000	40,000,000

Total Repurchase Agreements (Cost $377,348,984)		377,348,984

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $962,161,048) †	100.0	962,161,048
Other Assets and Liabilities, Net	0.0	427,853

Net Assets	100.0	962,588,901

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†	The cost for federal income tax purposes was $962,161,048.
*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of December 31, 2012.

**	Annualized yield at time of purchase; not a coupon rate.
(a)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
13,582,000	U.S. Treasury Bond	5.5	8/15/2028	19,592,103
10,558,300	U.S. Treasury Note	2.375	10/31/2014	11,008,000
Total Collateral Value				30,600,103

(b)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
9,295,000	Federal Home Loan Bank	1.25	8/15/2022	9,326,159
7,992,000	Federal National Mortgage Association	0.6-1.0	4/17/2017-5/7/2019	8,014,462
Total Collateral Value				17,340,621

(c)	Collateralized by $22,657,511 Government National Mortgage Association, with the various coupon rates from 2.5-8.0%, with various maturity dates of 12/20/2026-8/15/2042 with a value of $25,500,000.
(d)	Collateralized by $33,600,000 U.S. Treasury Note, 0.75%, maturing on 12/31/2017 with a value of $33,700,000.
(e)	Collateralized by $27,495,000 U.S. Treasury Note, 0.75%, maturing on 12/31/2017 with a value of $27,542,290.
(f)	Collateralized by $41,914,055 Federal National Mortgage Association, with the various coupon rates from 3.98-6.0%, with various maturity dates of 3/1/2026-7/1/2038 with a value of $45,901,032.
(g)	Collateralized by $29,460,300 U.S. Treasury Note, 0.875%, maturing on 2/28/2017 with a value of $29,936,051.
(h)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
206,431,479	Federal Home Loan Mortgage Corp. - Interest Only	3.0-6.0	2/15/2023-12/15/2042	22,840,037
337,780,942	Federal National Mortgage Association - Interest Only	2.5-6.5	6/25/2021-1/25/2043	34,279,963
Total Collateral Value				57,120,000

(i)	Collateralized by $5,055,000 U.S. Treasury Note, 1.0%, maturing on 7/15/2013 with a value of $5,101,720.
(j)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
45,093,558	Federal Home Loan Mortgage Corp.	3.5	3/1/2042	48,231,523
21,561,218	Federal National Mortgage Association	4.0	10/1/2040	23,171,871
Total Collateral Value				71,403,394

(k)	Collateralized by $37,235,200 U.S. Treasury Inflation Indexed Note, 0.125%, maturing on 7/15/2022 with a value of $40,800,097.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of December 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities (l)	$—	$584,812,064	$—	$584,812,064
Repurchase Agreements	—	377,348,984	—	377,348,984
Total	$—	$962,161,048	$—	$962,161,048

There have been no transfers between fair value measurement levels during the year ended December 31, 2012.
(l)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Central Cash Management Fund, a series of Investors Cash Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	February 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	February 19, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 19, 2013